Warrant liabilities - Additional Information (Details) - NASDAQ INTERMARKET [Member] - $ / shares		12 Months Ended
	May 18, 2022	Dec. 31, 2022
Disclosure of warranty liabilities [line items]
Class of warrants or rights excecrise price per share		$ 8.91
Class of warrants or rights date from which the warrants or rights are excercisable	May 18, 2022
Class of warrants or rights date of expiry of warrants or rights	May 18, 2027
Recapitalization [member]
Disclosure of warranty liabilities [line items]
Class of warrants or rights issued during the period units		22,384,586